Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Maximum amount insured (in Dollars)	$ 100,000
Federal deposit insurance corporation provides (in Dollars)		$ 250,000
Provision for credit losses of accounts receivable	$ 30,078		$ 30,916			$ 22,016
Provision for credit losses (in Dollars)
Percentage of lease term	75.00%	75.00%
Percentage of economic life	25.00%	25.00%
Percentage of lease payments	90.00%	90.00%
Revenue (in Dollars)	$ 8,811,646	$ 6,449,748	13,353,013		7,215,952
Grants received	$ 7,133	$ 5,221	4,296		$ 16,188
Amount recognized pecentage	50.00%	50.00%
Litigation amount	$ 275,000		385,000			201,288
Dilutive shares (in Dollars)
Deposit	3,373,424		$ 698,106			2,469,202
Insured each depositor (in Dollars)	$ 100,000
Coverage deposits (in Dollars)						$ 250,000
Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue (in Dollars)				$ 1,613,632
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Translations rate	1					1
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Translations rate	1.3662					1.3662
Customer Concentration Risk [Member] | Customer One [Member] | Total revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	20.00%	20.00%	17.00%	17.00%	19.00%
Customer Concentration Risk [Member] | Customer One [Member] | Total Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	28.00%	28.00%	12.00%	12.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Total revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	19.00%	19.00%	17.00%	17.00%	19.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Total Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	32.00%	32.00%	23.00%	23.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Total revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	18.00%	18.00%	15.00%	15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Total Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	40.00%	40.00%	65.00%	65.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Total revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			12.00%	12.00%